Other operating income - Disclosure of breakdown of operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Research tax credit ("CIR")	€ 3,061	€ 6,651	€ 4,493
Subsidies	0	4,140	81
Depositary service fees	1,509	1,634	0
Other	0	23	47
Total operating income	€ 4,570	€ 12,449	€ 4,621